Vanguard® Global Minimum Volatility Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.4%)
Australia (3.0%)
	Wesfarmers Ltd.	261,910	15,109
	Medibank Pvt Ltd.	4,006,169	12,854
	Brambles Ltd.	722,992	11,223
	Insurance Australia Group Ltd.	1,240,901	6,542
	Coles Group Ltd.	334,397	4,941
	CAR Group Ltd.	186,556	3,570
	CSL Ltd.	11,979	1,509
	Transurban Group	136,760	1,323
	APA Group	145,831	898
	SEEK Ltd.	60,526	879
	Aurizon Holdings Ltd.	283,821	726
	Washington H Soul Pattinson & Co. Ltd.	25,507	683
			60,257
Belgium (0.1%)
	Colruyt Group NV	40,419	1,549
Brazil (1.3%)
	Itau Unibanco Holding SA ADR	2,876,043	24,705
	Petroleo Brasileiro SA - Petrobras ADR	34,657	498
			25,203
Canada (4.3%)
[1]	Hydro One Ltd.	507,688	20,071
	Pembina Pipeline Corp.	464,573	19,304
	Dollarama Inc.	120,604	16,253
	Intact Financial Corp.	84,672	15,416
	Enbridge Inc.	184,389	9,001
	Fortis Inc. (XTSE)	92,095	4,910
			84,955
China (0.7%)
	Sinopharm Group Co. Ltd. Class H	2,595,200	6,925
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	701,000	4,646
	Beijing Enterprises Holdings Ltd.	380,500	1,724
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	131,200	1,124
			14,419
Denmark (0.1%)
	Tryg A/S	111,348	2,706
Finland (0.4%)
	Sampo OYJ Class A (XHEL)	633,903	7,069
France (3.6%)
	Orange SA	1,658,759	30,836
	Danone SA	281,090	22,026
	Engie SA (XPAR)	258,023	7,704
	Sanofi SA	63,617	6,001
	Klepierre SA	94,914	3,656
*	Sodexo Inc.	28,267	1,446
			71,669
Germany (0.6%)
[1]	Scout24 SE	74,063	7,374
	SAP SE	17,535	3,503
			10,877
Hong Kong (0.8%)
	CLP Holdings Ltd.	1,397,605	13,211
	Power Assets Holdings Ltd.	462,770	3,589
			16,800

		Shares	Market Value ($000)
India (3.4%)
	ICICI Bank Ltd. ADR	904,499	26,493
	Dr Reddy's Laboratories Ltd. ADR	1,665,974	22,357
	HDFC Bank Ltd. ADR	551,378	17,854
[2]	Infosys Ltd. ADR	93,425	1,642
			68,346
Indonesia (0.1%)
	Telkom Indonesia Persero Tbk PT ADR	95,410	2,015
Israel (0.4%)
	Elbit Systems Ltd.	4,908	3,471
*	Tower Semiconductor Ltd.	15,264	2,016
	Israel Discount Bank Ltd. Class A	128,536	1,514
*	OPC Energy Ltd.	15,729	428
			7,429
Italy (0.6%)
	Eni SpA	589,825	12,056
Japan (2.1%)
	Softbank Corp.	13,712,700	18,639
	McDonald's Holdings Co. Japan Ltd.	146,900	6,370
	Kyushu Railway Co.	219,400	5,587
	Nippon Building Fund Inc.	2,518	2,336
	Yamada Holdings Co. Ltd.	643,000	2,254
	Kagome Co. Ltd.	106,900	1,893
	Toho Co. Ltd.	28,900	1,473
	MOS Food Services Inc.	43,300	1,180
	Japan Real Estate Investment Corp.	1,067	861
	Japan Metropolitan Fund Investment	703	553
	Seino Holdings Co. Ltd.	26,200	408
	GLP J-Reit	436	401
			41,955
Mexico (0.5%)
	Fomento Economico Mexicano SAB de CV ADR	50,554	5,276
	America Movil SAB de CV ADR	179,093	3,707
			8,983
Netherlands (0.6%)
	Koninklijke KPN NV	2,381,986	11,666
	ASML Holding NV	778	1,115
			12,781
Norway (0.4%)
	Orkla ASA	277,446	3,301
	DNB Bank ASA	47,639	1,366
	Telenor ASA	67,558	1,139
	Equinor ASA	24,330	654
	Storebrand ASA	31,546	552
			7,012
Singapore (0.6%)
	Oversea-Chinese Banking Corp. Ltd.	681,461	11,373
South Korea (2.8%)
	KT&G Corp.	152,609	16,321
*	LEENO Industrial Inc.	181,395	13,207
	Celltrion Inc.	42,909	6,245
	NAVER Corp.	29,418	5,592
	HMM Co. Ltd.	300,353	4,163
	DB HiTek Co. Ltd.	46,587	3,399
	Industrial Bank of Korea	171,910	2,641
	Douzone Bizon Co. Ltd.	26,665	1,799
*	Tokai Carbon Korea Co. Ltd.	9,460	1,547
*	Innox Advanced Materials Co. Ltd.	37,002	834
	Orion Corp.	5,140	419
			56,167
Spain (0.6%)
	Bankinter SA	635,789	10,853
	Logista Integral SA	18,859	688
			11,541

		Shares	Market Value ($000)
Sweden (0.4%)
	Tele2 AB Class B	280,452	5,160
	Essity AB Class B	80,766	2,391
			7,551
Switzerland (3.2%)
	Swisscom AG (Registered)	40,069	32,900
	Novartis AG (Registered)	165,348	24,533
[1]	Galenica AG	31,535	3,942
	Banque Cantonale Vaudoise (Registered)	17,241	2,333
	PSP Swiss Property AG (Registered)	4,143	831
			64,539
Taiwan (4.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	94,232	31,149
[2]	United Microelectronics Corp. ADR	2,763,082	28,128
	ASE Technology Holding Co. Ltd. ADR	1,048,456	19,900
	Chunghwa Telecom Co. Ltd. ADR	71,220	3,026
			82,203
United Kingdom (5.8%)
	Shell plc (XLON)	823,609	31,659
	Compass Group plc	907,281	27,205
	Pearson plc	1,099,156	14,457
	GSK plc	395,740	10,235
	Sage Group plc	712,769	9,347
	Haleon plc	1,459,146	7,631
	Unilever plc	91,359	6,215
	AstraZeneca plc	31,205	5,814
[1]	Autotrader Group plc	299,178	2,205
			114,768
United States (57.9%)
	Lockheed Martin Corp.	53,116	33,687
	Northrop Grumman Corp.	46,883	32,455
[3]	Coca-Cola Co.	432,083	32,324
[3]	Johnson & Johnson	141,060	32,056
	Cencora Inc.	88,189	31,679
[3]	McDonald's Corp.	95,781	30,171
[3]	Waste Management Inc.	133,061	29,572
[3]	Amdocs Ltd.	355,191	29,104
	Republic Services Inc.	134,833	29,001
*	O'Reilly Automotive Inc.	290,955	28,633
*,3	Boston Scientific Corp.	304,406	28,471
	International Business Machines Corp.	91,836	28,166
[3]	Church & Dwight Co. Inc.	291,280	28,036
	McKesson Corp.	33,618	27,944
	Motorola Solutions Inc.	66,613	26,814
	TJX Cos. Inc.	178,677	26,768
[3]	Microsoft Corp.	59,944	25,793
	Cboe Global Markets Inc.	95,656	25,355
[3,4]	Cisco Systems Inc.	320,836	25,128
	RTX Corp.	124,654	25,047
[3]	Colgate-Palmolive Co.	261,536	23,614
[3]	White Mountains Insurance Group Ltd.	11,312	23,132
	Apple Inc.	86,201	22,367
	Southern Co.	236,585	21,129
	NVIDIA Corp.	106,406	20,337
	Omega Healthcare Investors Inc.	410,358	18,007
	Consolidated Edison Inc.	162,605	17,339
	VeriSign Inc.	70,781	17,287
	AptarGroup Inc.	137,998	17,243
[3]	CME Group Inc.	58,070	16,786
	Roper Technologies Inc.	44,288	16,441
	General Dynamics Corp.	46,139	16,199
	Analog Devices Inc.	52,014	16,170
	IDACORP Inc.	120,520	16,004
*	FTI Consulting Inc.	88,998	15,545
	Texas Instruments Inc.	71,072	15,320
[3]	General Mills Inc.	320,764	14,839
	Fox Corp. Class B	209,417	13,732
	Alphabet Inc. Class C	40,132	13,586

		Shares	Market Value ($000)
[3]	Alphabet Inc. Class A	37,216	12,579
	Dolby Laboratories Inc. Class A	181,994	11,682
	Agree Realty Corp.	154,218	11,139
	Chemed Corp.	25,121	10,730
	Automatic Data Processing Inc.	43,331	10,695
[3]	Procter & Gamble Co.	66,748	10,130
	Aon plc Class A (XNYS)	28,388	9,926
	Atmos Energy Corp.	56,289	9,363
	Equity LifeStyle Properties Inc.	144,169	9,107
	Chubb Ltd.	24,728	7,655
	NewMarket Corp.	11,189	7,506
[3]	Abbott Laboratories	68,228	7,457
	Progressive Corp.	34,886	7,256
*	Berkshire Hathaway Inc. Class A	10	7,225
*	Madison Square Garden Sports Corp.	25,279	7,168
	Kimberly-Clark Corp.	69,689	6,968
*	Coupang Inc.	330,675	6,666
	Intuit Inc.	13,044	6,508
	AbbVie Inc.	28,413	6,336
	Duke Energy Corp.	44,261	5,371
*	Check Point Software Technologies Ltd.	29,692	5,330
	FirstEnergy Corp.	108,594	5,141
*	Box Inc. Class A	190,558	4,831
*	AutoZone Inc.	1,288	4,771
	W R Berkley Corp.	68,481	4,696
	Visa Inc. Class A	12,959	4,171
*	CCC Intelligent Solutions Holdings Inc.	497,154	3,768
	WEC Energy Group Inc.	33,399	3,696
*	Laureate Education Inc.	96,124	3,297
*	Cirrus Logic Inc.	22,577	2,943
	Becton Dickinson & Co.	13,722	2,792
	CMS Energy Corp.	35,273	2,522
	RLI Corp.	36,870	2,154
[3]	H&R Block Inc.	53,015	2,091
*	Merit Medical Systems Inc.	25,780	2,091
	Loews Corp.	18,331	1,935
	Quest Diagnostics Inc.	10,199	1,908
	Williams Cos. Inc.	23,045	1,550
	Marsh & McLennan Cos. Inc.	7,565	1,424
*	Tyler Technologies Inc.	3,772	1,393
	Fox Corp. Class A	14,472	1,053
	InterDigital Inc.	2,903	948
*	Prestige Consumer Healthcare Inc.	13,649	880
	Cardinal Health Inc.	3,908	840
	Reynolds Consumer Products Inc.	31,965	741
	Walmart Inc.	5,040	600
	Broadcom Inc.	1,643	544
*	Teledyne Technologies Inc.	863	535
	Realty Income Corp.	7,573	463
			1,151,856
Total Common Stocks (Cost $1,427,147)			1,956,079
Preferred Stocks (0.7%)
	Samsung Electronics Co. Ltd. Preference Shares	145,956	11,823
	Henkel AG & Co. KGaA Preference Shares	30,835	2,709
Total Preferred Stocks (Cost $9,198)			14,532

		Shares	Market Value ($000)
Temporary Cash Investments (3.3%)
Money Market Fund (3.3%)
[5,6]	Vanguard Market Liquidity Fund, 3.704% (Cost $65,435)	654,405	65,440
Total Investments (102.4%) (Cost $1,501,780)			2,036,051
Other Assets and Liabilities—Net (-2.4%)			(47,025)
Net Assets (100%)			1,989,026
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $34,716, representing 1.7% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $36,142.
3	Securities with a value of $25,340 have been segregated as collateral for open forward currency contracts.
4	Securities with a value of $1,211 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $39,054 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	38	13,235	(104)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Royal Bank of Canada	2/17/2026	AUD	7,506	USD	5,049	178	—
UBS AG	2/17/2026	EUR	3,952	USD	4,628	60	—
Royal Bank of Canada	2/17/2026	GBP	1,316	USD	1,773	28	—
The Bank of New York Mellon Corp.	2/13/2026	INR	524,556	USD	5,703	13	—
State Street Bank & Trust Co.	2/13/2026	INR	250,579	USD	2,781	—	(50)
Citibank, N.A.	2/17/2026	JPY	353,548	USD	2,264	24	—
Goldman Sachs International	2/17/2026	SEK	13,354	USD	1,458	43	—
Deutsche Bank AG	2/13/2026	TWD	309,922	USD	9,808	—	(13)
The Bank of New York Mellon Corp.	2/13/2026	TWD	170,055	USD	5,394	—	(20)
Bank of Montreal	2/17/2026	USD	59,966	AUD	89,134	—	(2,101)
State Street Bank & Trust Co.	2/17/2026	USD	5,323	AUD	7,657	—	(9)
UBS AG	2/13/2026	USD	22,362	BRL	121,696	—	(687)
Barclays Bank plc	2/17/2026	USD	85,755	CAD	118,335	—	(1,214)
State Street Bank & Trust Co.	2/17/2026	USD	63,512	CHF	50,387	—	(1,788)
State Street Bank & Trust Co.	2/17/2026	USD	5,358	CHF	4,105	38	—
Goldman Sachs International	2/17/2026	USD	2,770	DKK	17,673	—	(38)
Citibank, N.A.	2/17/2026	USD	132,568	EUR	113,202	—	(1,723)
Barclays Bank plc	2/17/2026	USD	118,112	GBP	87,673	—	(1,853)
Toronto-Dominion Bank	2/13/2026	USD	30,463	HKD	237,052	102	—
Barclays Bank plc	2/13/2026	USD	2,792	IDR	46,808,552	1	—
Barclays Bank plc	2/17/2026	USD	5,529	ILS	17,528	—	(126)
Royal Bank of Canada	2/17/2026	USD	1,421	ILS	4,501	—	(32)
Citibank, N.A.	2/13/2026	USD	76,925	INR	6,931,276	1,400	—
Barclays Bank plc	2/17/2026	USD	42,966	JPY	6,710,404	—	(457)
State Street Bank & Trust Co.	2/13/2026	USD	53,810	KRW	77,851,706	124	—

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	2/13/2026	USD	6,589	KRW	9,673,383	—	(81)
Citibank, N.A.	2/13/2026	USD	5,288	KRW	7,566,538	70	—
Deutsche Bank AG	2/17/2026	USD	8,289	MXN	149,429	—	(249)
Barclays Bank plc	2/17/2026	USD	5,406	NOK	54,506	—	(253)
Citibank, N.A.	2/17/2026	USD	1,264	NOK	12,750	—	(60)
Citibank, N.A.	2/17/2026	USD	8,463	SEK	77,594	—	(255)
State Street Bank & Trust Co.	2/13/2026	USD	7,456	SGD	9,534	—	(46)
UBS AG	2/13/2026	USD	3,290	SGD	4,207	—	(21)
Royal Bank of Canada	2/13/2026	USD	77,912	TWD	2,454,474	342	—
State Street Bank & Trust Co.	2/13/2026	USD	10,890	TWD	341,724	90	—
Citibank, N.A.	2/13/2026	USD	5,853	TWD	185,389	—	(6)
State Street Bank & Trust Co.	2/13/2026	USD	5,601	TWD	177,223	—	—
						2,513	(11,082)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,270,997	—	—	1,270,997
Common Stocks—Other	152,564	532,518	—	685,082
Preferred Stocks	—	14,532	—	14,532
Temporary Cash Investments	65,440	—	—	65,440
Total	1,489,001	547,050	—	2,036,051
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	2,513	—	2,513
Liabilities
Futures Contracts[1]	(104)	—	—	(104)
Forward Currency Contracts	—	(11,082)	—	(11,082)
Total	(104)	(11,082)	—	(11,186)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.